NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	6 Months Ended			12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jul. 31, 2017	Jul. 31, 2016	Feb. 16, 2015
Nature And Continuance Of Operations Details Narrative
Loss for the period	$ 1,517,127	$ 2,875,424	$ 1,315,531	$ 4,190,955	$ 633,466
Accumulated Deficit	7,545,051	6,027,924		6,027,924	$ 1,836,969
Working capital	$ 1,129	$ 185,429		$ 185,429
Authorized Capital of Company	400,000,000	400,000,000		400,000,000	400,000,000	400,000,000